Prepayment and Other Assets - Schedule of Prepayments, Other Current Assets and Non-Current Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current:
Recoverable value-added taxes	[1]	$ 26,477	$ 28,131
Prepayment		41,863	11,715
Others		490	6,580
Prepayments and other current assets		68,830	46,426
Non-current:
Deferred offering cost			832,561
Deposits	[2]		14,468
Non-current assets			$ 847,029

[1]	Recoverable value-added taxes represent the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
[2]	Deposit mainly represents the refundable deposits to the lessors for the leased office space.